Investment in joint venture - Summary of inventories held by AGM of joint venture (Details) - Asanko Gold Mine (AGM) [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Gold dore on hand	$ 3,592	$ 3,244
Gold-in-process	937	1,563
Ore stockpiles	23,802	51,470
Materials and spare parts	25,672	24,562
Total Inventories	54,003	80,839
Less non-current inventories: Ore stockpiles	0	(5,143)
Total current inventories	$ 54,003	$ 75,696